Related Party Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended			6 Months Ended			12 Months Ended
	Nov. 14, 2018	Aug. 10, 2018	Mar. 12, 2018	Jun. 25, 2019	Jul. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	[1]	Jun. 30, 2019	Jun. 30, 2018	[2]	Dec. 31, 2018	Dec. 31, 2017	Jul. 26, 2018	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Mar. 15, 2018	Feb. 15, 2018	Jan. 15, 2018	Nov. 30, 2017	Oct. 20, 2017
Related Party Transactions (Textual)
Principal amount															$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 200,000
Accrued salary																						$ 375,000
Common per share value						$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Non cash expense													$ 2,500
Total interest expense						$ 215,765	$ 187,907		$ 429,515	$ 188,203		$ 800,467
Accrued interest						71,250			71,250			73,625
Accrued interest on loans						6,120			6,120			1,184
Note [Member] | Maximum [Member]
Related Party Transactions (Textual)
Principal amount														$ 3,000,000
Note [Member] | Minimum [Member]
Related Party Transactions (Textual)
Principal amount														1,000,000
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Accrued salary													$ 380,502
Convertible debt converted into common shares													3,805,017
Chief Financial Officer [Member]
Related Party Transactions (Textual)
Issued shares of common stock													25,000
Common per share value													$ 0.10
Ronny Yakov [Member]
Related Party Transactions (Textual)
Borrowed from related party		$ 25,000
Related party transactions interest rate		12.00%
Additional loan amount									132,789
Total interest expense						3,753			4,937
John Herzog [Member]
Related Party Transactions (Textual)
Borrowed from related party			$ 30,000
Related party transactions interest rate					12.00%
Cash proceeds					$ 1,000,000
Herzog [Member]
Related Party Transactions (Textual)
Principal amount	$ 2,000,000													$ 1,000,000
Accrued expenses due to related parties						221,370			221,370			52,849
Reflecting payment	$ 2,000,000
Description of credit agreement	The maturity date of the Note from March 31, 2019 to September 30, 2020.			The maturity date of such subordinated promissory note such that it will be extended until September 30, 2022.
Total interest expense						88,753			178,521			82,849
Mr. Yakov [Member]
Related Party Transactions (Textual)
Accrued compensation						568,039			568,039			568,292	$ 394,927
Repaid advances						$ 17,684			$ 17,684			$ 17,684	$ 18,366

[1]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from April 1, 2018 through June 30, 2018 and (b) of the net assets acquired from Excel Corporation (the "Predecessor") from April 9, 2018 through June 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from January 1, 2018 through June 30, 2018 and (b) of the net assets acquired from the Predecessor from April 9, 2018 through June 30, 2018 as disclosed in Note 1.